Share-based payments	12 Months Ended
Dec. 31, 2024
Share-based payments
Share-based payments

30       Share-based payments

Management share compensation plan

On August 20, 2020, the Company approved a management share compensation plan for a period beginning on such date and ending on December 31, 2025, extendable thereafter upon approval of the Board of Directors.

The purpose of the plan is to permit executives and key employees of either the Company or any of its subsidiaries or its affiliates acting as employers (together the “Company Group”) who are eligible to receive an annual incentive compensation consisting either of (i) a certain number of shares in the share capital of the Company or of (ii) contractual rights to receive, at a certain point in time, a certain number of shares, thereby encouraging the employees to focus on the long term growth and its contribution to the success of the Company Group.

The operation of the plan is supervised by the Compensation Committee of the Board of Directors.

The Committee will determine, in its sole discretion, whether shares will be issued and allocated or rights will be granted to executives and key employees.

Shares earmarked for the plan are held in treasury until they are allocated to executives and key employees in accordance with the Management Compensation Plan by the Compensation Committee.

Under the plan, executives and key employees are granted shares which only vest if certain performance standards are met and are recognized as part of employee benefit costs in the period the shares are granted, being recorded in Salaries and social security contributions or Services and fees and as an increase in Other reserves in equity as services provided were received as consideration for the Company’s own equity instruments.

The value of shares granted is recognized on the grant date (grant date fair value) based on the closing share price at which the Company’s shares are traded on the NYSE.

As detailed in Note 25.a, as of December 31, 2024, certain awards in shares were approved under the terms of the Management share compensation plan and most of those shares have been already allocated to eligible employees.

30       Share-based payments (Cont.)

Management share compensation plan (Cont.)

Set out below are summaries of shares granted under the plan for the years ended December 31, 2024 and 2023:

	Average		Average		Average
	price per share	2024	price per share	2023	price per share	2022
As at January 1,	7.83	138,141	5.62	169,185	5.76	125,000
Granted during the year	14.65	87,324	9.48	113,848	5.57	146,115
Forfeited during the year	—	—	—	—	(5.80)	(12,500)
Exercised during the year	(8.70)	(118,798)	(6.55)	(144,892)	(5.70)	(89,430)
As at December 31,	12.44	106,667	7.83	138,141	5.62	169,185

Additionally, below are summaries the amounts in U.S. dollars of shares granted and accrued under each plan for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
Assignment date	Granted	Accrued	Granted	Accrued	Granted	Accrued
December 2021 (*)	—	—	—	96	—	252
April 2022	—	33	—	150	500	317
December 2022	—	31	—	184	314	98
April 2023	—	216	739	474	—	—
November 2023	—	160	340	151	—	—
August 2024	1,279	703	—	—	—	—
As at December 31,	1,279	1,143	1,079	1,055	814	667

(*) Includes shares forfeited during 2022 for USD 72.